SCHEDULE OF RECONCILIATION OF INCOME TAXES PROVISION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income tax	$ (6,343,541)	$ (2,642,684)	$ (3,122,592)
Computed income tax benefit with statutory income tax rate	(1,395,579)	(581,391)	(686,970)
Effect of different tax rates for the KSO operations	48,326
Effect of tax exemption for unrecovered expenditures on KSO operations	934,206	220,274	220,486
Effect of expired NOL	75,919
Change in valuation allowance	(7,244)	80,856	74,666
Total income tax provision
Other Jurisdictions [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effect of different tax rates for the KSO operations	506,800	306,694	418,276
TAC And KSO Operations [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effect of different tax rates for the KSO operations	$ (114,102)	$ (26,433)	$ (26,458)